SHARE BASED COMPENSATION (Details) - USD ($)			12 Months Ended
	Apr. 01, 2018	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2012	Dec. 21, 2020	Jul. 27, 2010	Sep. 27, 2007
Additional disclosures [Abstract]
Granted (in shares)	3,300,000		700,000	5,300,000	830,000
Granted (in dollars per share)			$ 0.30	$ 0.15	$ 0.26
Total intrinsic value of options exercised			$ 0	$ 0	$ 0
Proceeds received on exercise			484,038	0
Additional disclosures [Abstract]
Unrecognized compensation expense related to unvested share-based compensation arrangements			822,305
Options [Member]
Additional disclosures [Abstract]
Total intrinsic value of options exercised			811,268	0
Previously Reported [Member]
Options modification [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Period Increase (Decrease)		350,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Restatement Adjustment [Member]
Options modification [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Period Increase (Decrease)		400,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Share options [Member]
Additional disclosures [Abstract]
Compensation cost			$ 369,187	$ 348,916	$ 439,071
Granted (in shares)			700,000	5,300,000	830,000
Granted (in dollars per share)			$ 0.30		$ 0.26
Options modification [Abstract]
Total incremental compensation cost		$ 30,396				$ 774,932
Incremental compensation cost			$ 10,132	$ 10,132	$ 10,132	444,373
Unrecognized incremental compensation costs						$ 330,559
Additional disclosures [Abstract]
Weighted average fair value of options granted (in dollars per share)			$ 0.70	$ 0.07	$ 0.10
Period for recognition of unrecognized compensation costs			1 year 2 months 5 days
Share options [Member] | Previously Reported [Member]
Additional disclosures [Abstract]
Granted (in dollars per share)				0.11
Share options [Member] | Restatement Adjustment [Member]
Additional disclosures [Abstract]
Granted (in dollars per share)				$ 0.15
Share another option [Member]
Options modification [Abstract]
Total incremental compensation cost	$ 233,996
Incremental compensation cost			$ 98,174	$ 58,499	$ 58,499
Unrecognized incremental compensation costs	$ 18,824
Share another option [Member] | Previously Reported [Member]
Options modification [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share another option [Member] | Restatement Adjustment [Member]
Options modification [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
American Depositary Shares [Member]
Additional disclosures [Abstract]
Granted (in shares)			70,000	530,000	83,000
2007 Share Incentive Plan [Member]
Additional disclosures [Abstract]
Number of authorized shares							22,500,000	12,500,000	7,500,000